Statements of Stockholders’ Equity (Deficit) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Discount to Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 4,000		$ 116,268		$ 4,260,395	$ (5,390,490)	$ (1,009,827)
Balance (in Shares) at Dec. 31, 2019	4,000,000		116,269,466
Common stock issued for conversion of debt			$ 198,903		910,031		1,108,934
Common stock issued for conversion of debt (in Shares)			198,903,759
Common stock issued for cash			$ 15,000		60,000		75,000
Common stock issued for cash (in Shares)			15,000,000
Warrants converted to common stock			$ 37,890		(37,890)
Warrants converted to common stock (in Shares)			37,890,381
Warrant down round protection					3,349		3,349
Preferred stock issued for services - related party	$ 1,000	$ 500			126,000		127,500
Preferred stock issued for services - related party (in Shares)	1,000,000	500,000
Net Loss						(1,175,452)	(1,175,452)
Balance at Dec. 31, 2020	$ 126,000	$ 500	$ 368,061		5,200,885	(6,565,942)	(870,496)
Balance (in Shares) at Dec. 31, 2020	5,000,000	500,000	368,063,606
Common stock issued for conversion of debt			$ 74,986		467,990		542,976
Common stock issued for conversion of debt (in Shares)			74,985,965
Warrants issued with convertible debt					75,070		75,070
Net Loss						(471,466)	(471,466)
Balance at Mar. 31, 2021	$ 126,000	$ 500	$ 443,047		5,743,945	(7,037,408)	(723,916)
Balance (in Shares) at Mar. 31, 2021	5,000,000	500,000	443,049,571
Balance at Dec. 31, 2020	$ 126,000	$ 500	$ 368,061		5,200,885	(6,565,942)	(870,496)
Balance (in Shares) at Dec. 31, 2020	5,000,000	500,000	368,063,606
Common stock issued for conversion of debt			$ 408,666	(94,708)	3,685,763		3,999,721
Common stock issued for conversion of debt (in Shares)			408,666,436
Common stock issued for cash			$ 413,800		2,689,700		3,103,500
Common stock issued for cash (in Shares)			413,800,000
Warrants converted to common stock			$ 43,479		(43,479)
Warrants converted to common stock (in Shares)			43,478,693
Beneficial conversion feature					211,570		211,570
Net Loss						(3,825,673)	(3,825,673)
Balance at Dec. 31, 2021	$ 5,000	$ 500	$ 1,234,006	(94,708)	11,865,439	(10,391,615)	2,618,622
Balance (in Shares) at Dec. 31, 2021	5,000,000	500,000	1,234,008,735
Common stock issued for conversion of debt			$ 34,801		505,036		539,837
Common stock issued for conversion of debt (in Shares)			34,799,374
Common stock issued for cash			$ 114,000		741,000		855,000
Common stock issued for cash (in Shares)			114,000,000
Warrants converted to common stock			$ 70,128		(70,128)
Warrants converted to common stock (in Shares)			70,128,204
Net Loss						(316,299)	(316,299)
Balance at Mar. 31, 2022	$ 5,000	$ 500	$ 1,452,935	$ (94,708)	$ (13,041,347)	$ (10,707,914)	$ 3,697,160
Balance (in Shares) at Mar. 31, 2022	5,000,000	500,000	1,452,936,313